BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

Consideration Paid:
Cash consideration	$400,000
Common stock issued	5,421,962
Convertible notes	278,000
Contingent purchase consideration	5,586,493
Total consideration	$11,686,455

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Cash and cash equivalents	$26,408
Inventory	65,734
Produced and licensed content cost	187,920
Goodwill and intangible assets	14,271,969
Accounts payable	(113,462)
Noncontrolling interest	(2,752,114)
Total identifiable assets acquired, and liabilities assumed	$11,686,455

Schedule of identifiable intangible assets

Licensing agreements	$341,728
Books and stories content	126,698
Total identifiable intangible assets	$468,426